Consolidated Statement of Cash Flows - additional details	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Consolidated Statement of Cash Flows - additional details	Consolidated Statement of Cash Flows - additional details
The Consolidated Statement of Cash Flows was prepared in accordance with IAS 7, Statement of Cash Flows. The below tables provide additional detail supporting select line items in the Consolidated Statement of Cash Flows.
20.1 Depreciation, amortization, impairments and fair value adjustments

($ millions)	2024	2023	2022
Property, plant & equipment	393	385	332
Right-of-use assets	83	91	76
Intangible assets	752	745	715
Financial assets	—	7	(14)
Other non-current assets	(2)	(2)	2
Total	1,226	1,226	1,111
20.2 Change in net current assets and other operating cash flow items

($ millions)	2024	2023	2022
(Increase) in inventories	(47)	(271)	(217)
(Increase) in trade receivables	(55)	(110)	(164)
(Decrease) in trade payables	(15)	(51)	(48)
Net change in other operating assets	(28)	(23)	(63)
Net change in other operating liabilities	(44)	51	(30)
Total	(189)	(404)	(522)
20.3 Reconciliation of assets and liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2024(1)	4,676	63	335	71
Repayment of financial debts	—	(47)
Proceeds from financial debts, net of issuance costs	—	59
Additions to leases			170	21
Other net changes in financial debts	—	(66)
Amortization of discounts on financial debts	2	—
Payments of lease liabilities, net			—	(83)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(19)
Changes in fair values and other non-cash changes, net	3	(6)	(1)	16
Currency translation effects	(39)	(2)	(10)	(3)
Reclassification from non-current to current	(104)	104	(65)	65
December 31, 2024	4,538	105	429	68
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2023	4,541	107	359	71
Repayment of financial debts	—	(34)
Proceeds from financial debts, net of issuance costs	29	40
Additions to leases			48	15
Other net changes in financial debts	—	37
Amortization of discounts on financial debts	2	—
Payments of lease liabilities, net			—	(79)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(17)
Changes in fair values and other non-cash changes, net	3	(1)	(4)	11
Currency translation effects	19	(4)	2	—
Reclassification between non-current and current(1)	82	(82)	(70)	70
December 31, 2023(1)	4,676	63	335	71
(1)     As described in Note 2, Alcon adopted Amendments to IAS 1, Presentation of Financial Statements, effective January 1, 2024, resulting in retrospective reclassification of financial debts of $82 million from current to non-current.

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2022	3,966	114	339	67
Repayment of financial debts	(1,176)	(1,091)
Proceeds from financial debts, net of issuance costs	1,815	771
Impact from business combination	—	316	22	5
Additions to leases			68	13
Impact of asset acquisitions			2	1
Other net changes in financial debts	—	(42)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(15)
Changes in fair values and other non-cash changes, net	5	8	(2)	13
Currency translation effects	(23)	(16)	(10)	(4)
Reclassification from non-current to current	(47)	47	(60)	60
December 31, 2022	4,541	107	359	71

20.4 Additional disclosure of non-cash investing and financing activities

($ millions)	2024	2023	2022
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	109	107	128
Non-cash additions of right-of-use assets in exchange for a lease liability	191	63	81
Non-cash additions of property, plant & equipment	53	55	62
Non-cash additions of intangible assets	13	16	105
Non-cash additions of financial assets	118	—	—